Cost Reduction Programs	12 Months Ended
Dec. 31, 2012
Cost Reduction Programs

17. COST REDUCTION PROGRAMS

2012 Sustainable Cost Reductions

In April 2012, we initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. We selected a consulting firm to conduct an organizational and process evaluation and a second firm to evaluate our current employee benefit programs. The process resulted in involuntary severances and is expected to be completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

We recorded a charge to expense during 2012 related to the sustainable cost reductions initiative.

Total
(in millions)
Incurred	$47
Settled	(22)
Balance as of December 31, 2012	$25

These expenses relate primarily to severance benefits. They are included primarily in Other Operation expense on the statement of income and Other Current Liabilities on the balance sheet. Approximately 95% of the expense was within the Utility Operations segment.

2010 Cost Reduction Initiatives

In April 2010, we began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Many of these eliminated positions resulted from employees that elected retirement through voluntary severance. Most of the affected employees terminated employment as of May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

We recorded a charge of $293 million to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives.

Appalachian Power Co [Member]
Cost Reduction Programs

16. COST REDUCTION PROGRAMS

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. Management selected a consulting firm to conduct an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and is expected to be completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to expense during 2012 related to the sustainable cost reductions initiative.

	Expense	Incurred for		Remaining
	Allocation from	Registrant		Balance as of
	AEPSC	Subsidiaries	Settled	December 31, 2012
	(in thousands)
APCo	$6,452	$2,020	$(7,151)	$1,321
I&M	4,167	1,511	(4,321)	1,357
OPCo	9,225	4,273	(10,048)	3,450
PSO	3,020	655	(3,023)	652
SWEPCo	4,199	1,510	(5,082)	627

These expenses relate primarily to severance benefits. They are included primarily in Other Operation expense on the statement of income and Other Current Liabilities on the balance sheet.

2010 Cost Reduction Initiatives

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Many of these eliminated positions resulted from employees that elected retirement through voluntary severance. Most of the affected employees terminated employment as of May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

For the Registrant Subsidiaries who had cost reduction activity remaining as of December 31, 2011, the activity for 2012 is described in the following table:

	Balance as of			Balance as of
Company	December 31, 2011	Settled	Adjustments	December 31, 2012
	(in thousands)
APCo	$92	$-	$(92)	$-
OPCo	138	(138)	-	-

Indiana Michigan Power Co [Member]
Cost Reduction Programs

16. COST REDUCTION PROGRAMS

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. Management selected a consulting firm to conduct an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and is expected to be completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to expense during 2012 related to the sustainable cost reductions initiative.

	Expense	Incurred for		Remaining
	Allocation from	Registrant		Balance as of
	AEPSC	Subsidiaries	Settled	December 31, 2012
	(in thousands)
APCo	$6,452	$2,020	$(7,151)	$1,321
I&M	4,167	1,511	(4,321)	1,357
OPCo	9,225	4,273	(10,048)	3,450
PSO	3,020	655	(3,023)	652
SWEPCo	4,199	1,510	(5,082)	627

These expenses relate primarily to severance benefits. They are included primarily in Other Operation expense on the statement of income and Other Current Liabilities on the balance sheet.

2010 Cost Reduction Initiatives

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Many of these eliminated positions resulted from employees that elected retirement through voluntary severance. Most of the affected employees terminated employment as of May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

Ohio Power Co [Member]
Cost Reduction Programs

16. COST REDUCTION PROGRAMS

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. Management selected a consulting firm to conduct an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and is expected to be completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to expense during 2012 related to the sustainable cost reductions initiative.

	Expense	Incurred for		Remaining
	Allocation from	Registrant		Balance as of
	AEPSC	Subsidiaries	Settled	December 31, 2012
	(in thousands)
APCo	$6,452	$2,020	$(7,151)	$1,321
I&M	4,167	1,511	(4,321)	1,357
OPCo	9,225	4,273	(10,048)	3,450
PSO	3,020	655	(3,023)	652
SWEPCo	4,199	1,510	(5,082)	627

These expenses relate primarily to severance benefits. They are included primarily in Other Operation expense on the statement of income and Other Current Liabilities on the balance sheet.

2010 Cost Reduction Initiatives

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Many of these eliminated positions resulted from employees that elected retirement through voluntary severance. Most of the affected employees terminated employment as of May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

For the Registrant Subsidiaries who had cost reduction activity remaining as of December 31, 2011, the activity for 2012 is described in the following table:

	Balance as of			Balance as of
Company	December 31, 2011	Settled	Adjustments	December 31, 2012
	(in thousands)
APCo	$92	$-	$(92)	$-
OPCo	138	(138)	-	-

Public Service Co of Oklahoma [Member]
Cost Reduction Programs

16. COST REDUCTION PROGRAMS

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. Management selected a consulting firm to conduct an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and is expected to be completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to expense during 2012 related to the sustainable cost reductions initiative.

	Expense	Incurred for		Remaining
	Allocation from	Registrant		Balance as of
	AEPSC	Subsidiaries	Settled	December 31, 2012
	(in thousands)
APCo	$6,452	$2,020	$(7,151)	$1,321
I&M	4,167	1,511	(4,321)	1,357
OPCo	9,225	4,273	(10,048)	3,450
PSO	3,020	655	(3,023)	652
SWEPCo	4,199	1,510	(5,082)	627

These expenses relate primarily to severance benefits. They are included primarily in Other Operation expense on the statement of income and Other Current Liabilities on the balance sheet.

2010 Cost Reduction Initiatives

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Many of these eliminated positions resulted from employees that elected retirement through voluntary severance. Most of the affected employees terminated employment as of May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

Southwestern Electric Power Co [Member]
Cost Reduction Programs

16. COST REDUCTION PROGRAMS

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. Management selected a consulting firm to conduct an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and is expected to be completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to expense during 2012 related to the sustainable cost reductions initiative.

	Expense	Incurred for		Remaining
	Allocation from	Registrant		Balance as of
	AEPSC	Subsidiaries	Settled	December 31, 2012
	(in thousands)
APCo	$6,452	$2,020	$(7,151)	$1,321
I&M	4,167	1,511	(4,321)	1,357
OPCo	9,225	4,273	(10,048)	3,450
PSO	3,020	655	(3,023)	652
SWEPCo	4,199	1,510	(5,082)	627

These expenses relate primarily to severance benefits. They are included primarily in Other Operation expense on the statement of income and Other Current Liabilities on the balance sheet.

2010 Cost Reduction Initiatives

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Many of these eliminated positions resulted from employees that elected retirement through voluntary severance. Most of the affected employees terminated employment as of May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662